Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Statement of Cash Flows [Abstract]
Interest Paid, Capitalized	$ 8,592	$ 464